Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 6 - Related Parties:

a.	Related parties’ employment agreements and compensation:

1.

The Group entered into new employment agreements with each of its two Controlling Shareholders. One of the Controlling Shareholders is the Chairman of the Board and the Chief Executive Officer and the other is a member of the Board and the Chief Technology Officer. Each of the employment agreements will remain in effect unless terminated as described below. Pursuant to each employment agreement, the executive’s gross monthly salary is NIS 120 thousand (approximately $32 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) commencing on January 1, 2016; however, each of the executives agreed to a temporary 50% reduction in their salaries, effective from May 2017 through December 2018. Each executive is also entitled to receive social benefits.

Each employment agreement provides that the executive is entitled to receive an annual performance bonus of up to NIS 360 thousand (approximately $96 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) based on annual performance goals agreed upon by the Group and the executive. These performance goals were not met for the years ended December 31, 2018, 2017 and 2016, and therefore no performance bonus was recorded or paid. Each employment agreement may be terminated by the Group or the executive upon 120 days’ prior written notice, in which case, the executive is entitled to receive salary and benefits during such 120 days and for a period of eight months thereafter. The executive will be entitled to accept new employment after the expiration of such eight-month period. In addition, the Group, by resolution of the Company’s Board, may terminate the employment agreements at any time by a written notice with cause (as defined in the employment agreements).

The Controlling Shareholders’ compensation related expenses in the years ended December 31, 2018, 2017 and 2016 amounted to NIS 1,767 thousand (approximately $471 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), NIS 2,391 thousand (approximately $690 thousand based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017) and NIS 3,562 thousand (approximately $926 thousand based on the exchange rate of $1.00 / NIS 3.845 in effect as of December 31, 2016), respectively.

Commencing January 1, 2019, each of Mr. Hurgin and Mr. Aurovsky will be entitled to a bonus, subject to the approval of the Company’s Board, in an amount equal to the higher of: (i) 2% of the Company’s consolidated gross profit, or (ii) 4% of the Company’s consolidated EBITDA, in each case, based on the Company’s annual audited consolidated financial statement. In the event the Company recognizes a loss and a negative EBITDA in a specific year, then, to the extent an executive is entitled to a bonus in an amount equal to 2% of the gross profit, such bonus (if applicable) will be paid through the issuance of ordinary shares.

2.	Refer to Note 1.f. for the Undertaking provided by the Controlling Shareholders which was subsequently converted into the Company’s shares and warrants.

3.	The Group entered into a new employment agreement with a Controlling Shareholder’s son commencing March 22, 2016 and was employed by the Group until June 20, 2016. Based on the agreement he was entitled to a monthly gross salary of NIS 10,000 (approximately $2,600 based on the exchange rate of $1.00 / NIS 3.845 in effect as of December 31, 2016) and other related social benefits.